OTHER FINANCIAL ASSETS	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS
i.Weekend Holdings Corp.
On March 30, 2023, the Company entered into a product purchase agreement with Greentank Technologies Corp. ("Greentank"), a leading vaporization technology company and a subscription agreement with Greentank’s parent company, Weekend Holdings Corp. (“WHC”). The product purchase agreement grants the Company an exclusivity period in Canada for the new technology used in 510 vape cartridges and other formats for cannabis, including the development of a proprietary custom all-in-one device. The period of exclusivity is 18 months following its commercialization. Under the terms of the subscription agreement, the Company subscribed for preferred shares of WHC for an aggregate subscription price of US$4.0 million ($5,504 including transaction costs of $73) representing an approximate 2.6% interest in WHC.

At initial recognition, the investment in WHC is classified as an equity investment and the Company irrevocably elected to measure this investment at fair value through other comprehensive income. As at September 30, 2024, the investment had a fair value of $5,441 (September 30, 2023 – $5,345). During the year ended September 30, 2024, the Company recognized an increase in fair value of $96 (September 30, 2023 – decrease of $159) in the consolidated statements of operations and comprehensive loss within other comprehensive income (loss).

ii.Phylos Bioscience Inc.
On May 25, 2023, the Company entered into a secured convertible loan agreement (the "Secured Convertible Loan Agreement") with Phylos Bioscience Inc. ("Phylos"), a cannabis genetics company and provider of production ready seeds, based in Portland, Oregon. Under the terms of this agreement, the Company will advance up to US$8 million to Phylos in three tranches structured as a secured convertible loan. The Company advanced Phylos an initial US$3.25 million ($4,429) on the closing date of the first tranche of the secured convertible loan and is committed to fund up to an additional US$4.75 million over two tranches within 12 and 24 months from the initial closing date, subject to the completion of certain milestones. The secured convertible loan will accrue paid-in-kind interest (“PIK”) at a rate of the U.S. Prime Rate + 3.5% (with an overall cap of 11%) subject to certain conditions. The maturity date of the secured convertible loan will be on the fifth anniversary of the initial closing date subject to one-year extensions at the Company's discretion and certain other conditions stipulated in the Secured Convertible Loan Agreement. The secured convertible loan (principal and PIK outstanding) is convertible into common share equity of Phylos under certain circumstances.

In November 2023 and May 2024, Phylos met the first and second milestone, respectively, under the Secured Convertible Loan Agreement and the Company funded the second tranche of US$2.75 million ($3,746) and partial third tranche of
US$1 million ($1,357). The initial recognition of these tranches were adjusted against the value of the derivative liability that was already recognized as part of the overall transaction at the time of initial recognition of the first tranche of the secured convertible loan. Refer to Note 11 (iii) for further information.

As at September 30, 2024, the secured convertible loan had a total fair value of $9,285 (September 30, 2023 – $3,092). During the year ended September 30, 2024, the Company recognized an increase in fair value of $3,227 (September 30, 2023 – $52) in the consolidated statements of operations and comprehensive loss.

iii.Steady State LLC (d/b/a Open Book Extracts)
In March 2024, the Company made its first investment from the Jupiter Pool (as defined in Note 13) and invested US$2 million ($2,717) in Open Book Extracts (“OBX”) in the form of a convertible promissory note. U.S. based OBX specializes in legal cannabinoid ingredient production and serves as a one-stop formulation and finished goods manufacturer, simplifying its clients’ supply chains. This convertible promissory note accrues simple interest at the Bank of England base rate plus 8%, capped to a maximum of 15%. All accrued interest is due and payable in full upon maturity, conversion, or prepayment of the convertible promissory note. Unless converted earlier, the principal amount and all accrued interest will be due and payable on October 16, 2026 (the “Maturity Date”). Upon maturity of the convertible promissory note, the principal amount and unpaid accrued interest may be converted, at the Company’s option, into shares of OBX. The Company incurred transaction costs of $286 this was recognized as an expense in the consolidated statements of operations and comprehensive loss

As at September 30, 2024, the convertible promissory note had a total fair value of $2,881. During the year ended September 30, 2024, the Company recognized an increase in fair value of $164 in the consolidated statements of operations and comprehensive loss.

iv.Sanity Group GmbH
In June 2024, the Company entered into an arrangement with Sanity Group GmbH (“Sanity Group”), a cannabis company based in Berlin, Germany. As per the arrangement, the Company agreed to acquire a minority stake in Sanity Group by purchasing equity interests from existing Sanity Group founders and shareholders for €2.5 million, and to advance €11.5 million to Sanity Group by way of an unsecured convertible note ("Convertible Note") for a total initial investment of €14 million (C$21 million).

On June 27, 2024, the Company advanced a first tranche of the Convertible Note of €11.5 million ($16,900), with an option to advance a further €3 million in the future subject to the satisfaction of certain conditions. This Convertible Note accrues simple interest of 10% per annum and has a fixed term of 36 months from the closing date of first tranche of June 27, 2024, being the maturity date. On the maturity date, unless converted earlier due to certain events, the Company will have three options (i) repay the principal amount and all accrued interest; (ii) extend the maturity date by 12 months; or (iii) convert the note into the most senior class of shares. As at September 30, 2024, the Convertible Note had a total fair value of $19,153. During the year ended September 30, 2024, the Company recognized an increase in fair value of $2,253 in the consolidated statements of operations and comprehensive loss.

On July 4, 2024, the Company completed the purchase of equity interests for €2.5 million ($3,720). As at September 30, 2024, the company revalued its equity interests in Sanity Group and recognized an increase in fair value of $247 in the consolidated statements of operations and comprehensive loss. The Company incurred transaction costs of $243 and this was recognized as an expense in the consolidated statements of operations and comprehensive loss

The Company made the aforementioned investments in Sanity Group from the Jupiter Pool (as hereinafter defined).